Property, plant and equipment - Right-of-Use Assets Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	$ 12,206
Ending, Right-of-use assets	12,017	$ 12,206
Property
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	11,837
Ending, Right-of-use assets	11,487	11,837
Equipment
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	139
Ending, Right-of-use assets	116	139
Vehicle
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	230
Ending, Right-of-use assets	414	230
Cost
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	26,974	25,022
Additions	3,049	2,013
De-recognition	(25)
Additions through acquisition		174
Transfer	(341)	(159)
Effect of movements in exchange rates	12	(76)
Ending, Right-of-use assets	29,669	26,974
Cost | Property
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	26,427	24,665
Additions	2,746	1,967
De-recognition	0
Additions through acquisition		0
Transfer	(341)	(137)
Effect of movements in exchange rates	12	(68)
Ending, Right-of-use assets	28,844	26,427
Cost | Equipment
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	175	149
Additions	13	46
De-recognition	0
Additions through acquisition		0
Transfer	0	(22)
Effect of movements in exchange rates	0	2
Ending, Right-of-use assets	188	175
Cost | Vehicle
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	372	208
Additions	290	0
De-recognition	(25)
Additions through acquisition		174
Transfer	0	0
Effect of movements in exchange rates	0	(10)
Ending, Right-of-use assets	637	372
Accumulated depreciation
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(14,768)	(12,248)
De-recognition	(6)
Transfer	(341)	(159)
Depreciation	3,231	2,715
Effect of movements in exchange rates	0	(36)
Ending, Right-of-use assets	(17,652)	(14,768)
Accumulated depreciation | Property
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(14,590)	(12,128)
De-recognition	0
Transfer	(341)	(137)
Depreciation	3,108	2,633
Effect of movements in exchange rates	0	(34)
Ending, Right-of-use assets	(17,357)	(14,590)
Accumulated depreciation | Equipment
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(36)	(28)
De-recognition	0
Transfer	0	(22)
Depreciation	36	28
Effect of movements in exchange rates	0	2
Ending, Right-of-use assets	(72)	(36)
Accumulated depreciation | Vehicle
Right-of-Use Assets [Roll Forward]
Beginning, Right-of-use assets	(142)	(92)
De-recognition	(6)
Transfer	0	0
Depreciation	87	54
Effect of movements in exchange rates	0	(4)
Ending, Right-of-use assets	$ (223)	$ (142)